Revenues	12 Months Ended
Dec. 31, 2018
Revenues
Revenues

27.         Revenues

According to the General Airports Law on Airports and its regulations, Company revenues are classified as aeronautical services and non-aeronautical services.

Aeronautical services include those services provided to airlines and passengers as well as complementary services.

Non-aeronautical services include those services that are not essential for operating an airport, such as the lease of commercial premises, restaurants and banks.

Revenues generated by aeronautical services are under a price regulation system administered by the Ministry of Communications and Transportation for airport concessions, which establishes a maximum rate (TM) for each year in a five-year period. The TM is the maximum amount of revenue per “work load unit” that may be earned at an airport each year from regulated sources. Under this regulation, a work load unit is equivalent to one passenger (excluding transit passengers) or 100 kilograms (220 pounds) of cargo.

Non-aeronautical services are not covered by the regulation system administered by the Ministry of Communications and Transportation. However, in some cases, they may be regulated by other authorities, as is the case with revenues generated from the operation of parking lots.

Under the General Airports Law and its regulations, revenues generated from the operation of parking lots are considered aeronautical revenues. For purposes of these financial statements, such revenues are classified as non-aeronautical.

Following is a detail of the composition of revenues of the Company, using the classification established by the General Airports Law and its related regulations, with the exception of non-aeronautical revenues as mentioned in the preceding paragraph:

	Year ended December 31,
	2018		2017		2016
Aeronautical services:
Domestic TUA	Ps.	3,382,198	Ps.	2,801,751	Ps.	2,477,711
International TUA		1,061,793		921,539		810,519
Landing charges		205,787		178,638		167,298
Platform for embarking and disembarking		136,852		119,123		118,004
Aircraft parking charges on extended stay or overnight		36,402		31,923		33,242
Domestic and international passenger and carry-on baggage check		54,570		48,762		37,925
Aerocars and jetways		47,956		44,234		40,715
Other airport services, leases and regulated access rights(3)		214,494		201,061		187,321
Total revenues from aeronautical services(1)	Ps.	5,140,052	Ps.	4,347,031	Ps.	3,872,735

	Year ended December 31,
	2018		2017		2016
Non-aeronautical services:
Commercial activities
Car parking charges	Ps.	244,461	Ps.	200,948	Ps.	192,063
Advertising(2)(3)		68,475		106,045		120,591
Retail operations(2)(3)		114,418		106,908		97,631
Food and beverage(2)(3)		120,828		101,577		85,995
Car rental operators(2)(3)		131,478		92,770		75,966
Time share developers(2)(3)		14,115		13,193		13,967
Financial services(2)(3)		9,255		7,418		6,457
Communication and services(2)(3)		15,551		13,604		10,362
Services to passenger		2,746		2,662		2,803
VIP lounges		36,649		20,453		16,937
Loyalty program		-		-		911
Other services		36,607		31,420		26,787
Total revenue from commercial activities		794,583		696,998		650,470

Diversification activities:
Hotel services		344,307		340,279		311,679
OMA Carga		177,396		152,963		132,211
Real estate services		16,352		12,328		12,988
Industrial services		26,340		14,647		4,952
Other services		4,061		4,405		5,852
Total diversification activities		568,456		524,622		467,682

Complementary activities:
Leasing of space(2)(3)		74,887		73,575		67,784
Access rights		18,023		16,538		13,984
Documented baggage inspection		153,192		132,262		121,400
Other services (CUSS and CUTE)(4)		16,356		12,343		11,442
Total of complimentary activities		262,458		234,718		214,610
Total revenue from non-aeronautical services	Ps.	1,625,497	Ps.	1,456,338	Ps.	1,332,762
(1)	For the years ended December 31, 2018, 2017 and 2016, includes incentives given to airlines for Ps.87,422, Ps.62,048, and Ps.11,759, respectively.

(2)	These revenues are considered as commercial concessions.

(3)

Revenues from commercial concessions and complementary activities are generated principally based on the terms of Company’s operating lease agreements. Lease agreements are based on either a monthly rent (which generally increases each year based on the NCPI) and/or the greater of a monthly minimum guaranteed rent or a percentage of the lessee’s monthly revenues. Monthly rent and minimum guaranteed rent are included under the caption “Commercial concessions” above.

(4)

Corresponds to other revenues for complementary activities, primarily Common-Use Self Service (CUSS), revenues from passengers’ self-service kiosks, and Common-Use Terminal Equipment (CUTE) corresponds to revenues from shared terminal equipment for the airlines’ use located in terminal gates

Approximately 77%,  82%, and 75% of consolidated revenues for the years ended December 31, 2018, 2017 and 2016, respectively, were generated by the Monterrey, Acapulco, Mazatlán, Culiacán, Chihuahua, Ciudad Juárez, and Zihuatanejo airports.